Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 2.1%
$ 265,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(a) .....................
$ 252,721
107,856
United States Small Business
Administration, Series 2015-20G, Class
1, 2.880%, 7/1/35 ................
104,789
Total Asset Backed Securities
(Cost $375,996) ................. 357,510
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.4%
49,317
Fannie Mae, Series 2003-44, Class Q,
3.500%, 6/25/33 .................
48,935
208,902
Fannie Mae, Series 2005-31, Class PB,
5.500%, 4/25/35 .................
220,631
170,950
Fannie Mae, Series 2012-150, Class KA,
1.750%, 1/25/43 .................
153,557
279,216
Fannie Mae, Series 2012-87, Class MB,
2.000%, 5/25/42 .................
264,821
105,177
Fannie Mae, Series 2013-44, Class DJ,
1.850%, 5/25/33 .................
98,793
157,062
Fannie Mae, Series 2016-24, Class CD,
1.750%, 2/25/46 .................
139,371
77,048
Fannie Mae, Series 2016-49, Class DA,
3.500%, 10/25/42 ................
76,929
240,298
Fannie Mae, Series 2016-49, Class PA,
3.000%, 9/25/45 .................
235,170
86,590
Freddie Mac, Series 4122, Class BC,
3.000%, 5/15/40 .................
83,937
211,514
Freddie Mac, Series 4173, Class NB,
3.000%, 3/15/43 .................
205,227
171,938
Freddie Mac, Series 4601, Class NJ,
1.900%, 9/15/45 .................
160,975
147,530
Freddie Mac, Series 4656, Class PA,
3.500%, 10/15/45 ................
147,701
235,560
Freddie Mac, Series 4863, Class AJ,
3.500%, 7/15/38 .................
234,124
272,481
Freddie Mac, Series 4942, Class NC,
2.500%, 10/25/49 ................
255,556
89,821
Ginnie Mae, Series 2013-133, Class PL,
3.500%, 2/16/37 .................
90,042
62,557
Ginnie Mae, Series 2015-162, Class EB,
2.500%, 9/20/44 .................
61,156
Total Collateralized Mortgage Obligations
(Cost $2,653,619) ................ 2,476,925
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 20.2%
100,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 2.825%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(b) ...........................
95,229
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 136,220
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3, 2.935%,
4/10/48 .......................
$ 132,243
608,521
Fannie Mae-Aces, Series 2015-M17, Class
A2, 2.986%, 11/25/25(c) ...........
601,354
433,328
Fannie Mae-Aces, Series 2017-M7, Class
A2, 2.961%, 2/25/27(c) ............
423,274
264,582
Fannie Mae-Aces, Series 2017-M8, Class
A2, 3.061%, 5/25/27(c) ............
260,517
300,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K033, Class
A2, 3.060%, 7/25/23(c) ............
299,613
140,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K049, Class
A2, 3.010%, 7/25/25 ..............
138,354
210,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K060, Class
A2, 3.300%, 10/25/26 .............
208,841
210,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K061, Class
A2, 3.347%, 11/25/26(c) ...........
210,143
160,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K069, Class
A2, 3.187%, 9/25/27(c) ............
157,831
275,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K079, Class
A2, 3.926%, 6/25/28 ..............
281,592
250,000
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
248,714
100,000
Med Trust, Series 2021-MDLN, Class C,
3.125%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(b) ............
95,355
71,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
70,252
250,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class A4,
3.526%, 12/15/47 ................
246,430
Total Commercial Mortgage-Backed
Securities
(Cost $3,655,654) ................ 3,469,742
CORPORATE BONDS — 2.1%
Banks — 0.4%
70,000
Bank of America Corp., GMTN, 3.500%,
4/19/26 ....................... 68,278
Electric Utilities — 0.4%
75,000
Public Service Electric & Gas Co., MTN,
2.250%, 9/15/26 ................. 70,445

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Equity Real Estate Investment Trusts (REITS)
— 1.3%
$ 250,000
Federal Realty OP L.P., 1.250%, 2/15/26 . $ 223,921
Total Corporate Bonds
(Cost $404,151) ................. 362,644
MORTGAGE-BACKED SECURITIES — 34.4%
Fannie Mae
—
25.1%
217,734
4.000%, 12/1/33, Pool #MA1689 ....... 221,619
294,705
4.500%, 3/1/34, Pool #CA3294 ........ 304,997
327,237
2.500%, 11/1/35, Pool #CA7939 ....... 313,407
327,667
1.500%, 12/1/35, Pool #MA4205 ....... 299,023
53,135
4.000%, 12/1/36, Pool #MA2856 ....... 54,095
52,779
4.000%, 2/1/37, Pool #MA2914 ........ 53,732
418,114
1.500%, 12/1/40, Pool #MA4202 ....... 357,180
48,943
4.000%, 5/1/47, Pool #BE9598 ........ 49,179
128,881
3.500%, 12/1/47, Pool #CA0833 ....... 125,797
64,489
5.000%, 8/1/48, Pool #CA2219 ........ 66,442
62,611
3.500%, 9/1/49, Pool #BJ9608 ......... 60,897
70,200
3.500%, 10/1/49, Pool #CA4431 ....... 68,239
102,336
3.000%, 3/1/50, Pool #FM2714 ........ 95,829
236,643
3.000%, 7/1/50, Pool #CA6421 ........ 221,299
232,615
3.000%, 7/1/50, Pool #CA6422 ........ 217,398
193,628
2.000%, 8/1/50, Pool #CA6799 ........ 169,731
288,940
2.000%, 9/1/50, Pool #CA7019 ........ 252,496
333,225
2.500%, 9/1/50, Pool #BQ2883 ........ 301,310
159,949
2.500%, 9/1/50, Pool #BQ0538 ........ 144,589
407,657
2.000%, 10/1/50, Pool #CA7224 ....... 356,659
335,318
2.500%, 10/1/50, Pool #FM4638 ....... 302,935
305,786
2.500%, 10/1/50, Pool #FM4530 ....... 276,124
4,312,977
Freddie Mac
—
9.1%
239,808
3.000%, 7/1/35, Pool #SB0361 ........ 235,666
125,694
4.000%, 12/1/35, Pool #ZA2401 ....... 127,949
109,132
3.500%, 6/1/36, Pool #ZA2414 ........ 109,029
69,351
4.000%, 3/1/39, Pool #ZA6403 ........ 69,281
218,219
2.000%, 12/1/40, Pool #RB5090 ....... 195,514
149,527
3.500%, 1/1/47, Pool #ZT0941 ........ 146,434
369,691
2.000%, 11/1/50, Pool #QB4916 ....... 322,999
268,468
2.500%, 11/1/50, Pool #QB5838 ....... 242,734
108,718
3.000%, 12/1/51, Pool #SD8184 ....... 101,652
1,551,258
Ginnie Mae II
—
0.2%
27,939
5.000%, 11/20/38, Pool #4283 ......... 28,093
Total Mortgage-Backed Securities
(Cost $6,596,610) ................ 5,892,328
Principal
Amount Fair Value
MUNICIPAL BONDS — 0.8%
Wisconsin — 0.8%
$ 135,000
State of Wisconsin, TXB, Revenue Bonds,
Pension Funding, Series A, (AGM),
5.700%, 5/1/26 .................. $ 143,440
Total Municipal Bonds
(Cost $141,529) ................. 143,440
U.S. GOVERNMENT AGENCIES — 13.4%
Fannie Mae
—
10.6%
1,000,000
6.250%, 5/15/29 ................... 1,186,881
500,000
7.125%, 1/15/30 ................... 630,025
1,816,906
Federal Home Loan Banks
—
2.8%
500,000
1.200%, 12/30/24 .................. 480,582
Total U.S. Government Agencies
(Cost $2,307,723) ................ 2,297,488
U.S. TREASURY NOTES — 9.4%
1,050,000
0.250%, 9/30/25 ................. 960,381
750,000
1.125%, 2/15/31 ................. 646,054
Total U.S. Treasury Notes
(Cost $1,707,784) ................ 1,606,435
Shares
MONEY MARKET FUND — 4.1%
710,170
Federated Treasury Obligations Fund,
Institutional Shares, 1.37%(d) .......
710,170
Total Money Market Fund
(Cost $710,170) ................. 710,170
Total Investments — 100.9%
(Cost $18,553,236) ............................ 17,316,682
Net Other Assets (Liabilities) — (0.9)% .............. (162,670)
NET ASSETS — 100.0% .......................
$ 17,154,012
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2022. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2022. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
June 30, 2022 (Unaudited)
Continued
GMTN Global Medium Term Note
MTN Medium Term Note
TXB Taxable Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund
June 30, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Intermediate U.S. Government Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund — (continued)
June 30, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2022 is as follows:
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Intermediate U.S. Government Fund ....... $ 710,170(a) $ 16,606,512(b) $ — $ 17,316,682
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.